2. SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and equipment			$ 2,432
Less accumulated depreciation	$ (1,917)	$ (1,845)	2,327
Total	515	587	920
Equipment
Property and equipment	1,391	1,391	1,277
Software
Property and equipment	737	737	737
Furniture and fixtures
Property and equipment	124	124	124
Leasehold Improvement
Property and equipment	$ 180	$ 180	$ 189